ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2015
Details of Company's Subsidiaries and Variable Interest Entities

As of September 30, 2015, details of the Company’s subsidiaries, its VIE and VIE’s subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities

Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service, LLC (“DL Education”)	September 27,2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
China Healthcare Investment Limited (“China Healthcare Investment”)	May 20, 2015	BVI	100%	Inactive
China Healthcare Education Limited (“China Healthcare Education”)	July 24, 2015	Hong Kong	100%	Inactive
Beijing Champion Accounting Education Technology Co., Ltd. (“Champion Accounting”)	July 28, 2015	PRC	100%	Inactive
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School (“Beijing Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. (“Champion Culture”)	June 03, 2015	PRC	Nil	Inactive
Nanjing Champion Vocational Training School (“Nanjing Training School”)	July 03, 2015	PRC	Nil	Inactive

Financial Information of Company's VIE and VIE's Subsidiaries

The following financial information of the Company’s VIE and VIE’s subsidiaries as of September 30, 2014 and 2015 and for each of the three years in the period ended September 30, 2015 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIE and VIE’s subsidiaries:

	As of September 30,
	2014	2015
	US$	US$
Cash and cash equivalents	75,117	83,069
Prepayment and other current assets	3,100	4,387
Total current assets	87,205	110,268
Total assets	104,569	128,067
Deferred revenue	23,319	29,540
Total current liabilities	53,297	62,388
Total liabilities	53,297	62,388
Total equity	51,272	65,679

	For the years ended September 30,
	2013	2014	2015
	US$	US$	US$
Revenues	70,942	96,990	108,111

Net income	21,062	31,986	36,760

Net cash provided by operating activities	25,755	36,326	26,988

Net cash used in investing activities	(2,521)	(850)	(2,140)

Effects of exchange rate changes	674	(65)	(2,797)